Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares		Common shares USD ($) shares	Other reserves USD ($)	Equity component of convertible notes USD ($)	Retained earnings (deficit) USD ($)	Total equity attributable to equity holders of SSR Mining USD ($)	Non-controlling interest USD ($)
Beginning balance (in shares) at Dec. 31, 2018 | shares			120,740,000
Beginning balance at Dec. 31, 2018	$ 1,005,976		$ 1,055,417	$ (16,303)	$ 68,347	$ (133,314)	$ 974,147	$ 31,829
Exercise of stock options and settlement of RSUs (in shares) | shares			1,098,000
Exercise of stock options (in shares) | shares	1,093,844
Exercise of stock options and settlement of RSUs	$ 7,327		$ 10,131	(2,804)			7,327
Acquisition of non-controlling interest (in shares) | shares			1,246,000
Acquisition of non-controlling interest	(14,300)		$ 18,218	1,463			19,681	(33,981)
Equity-settled share-based compensation	4,005			4,005			4,005
Transfer of equity-settled PSUs	1,356			1,356			1,356
Equity value of convertible debt issued	42,903				42,903		42,903
Equity value of convertible debt redeemed	(4,825)				(4,825)		(4,825)
Funding from non-controlling interest	3,710							3,710
Net income	55,757	[1]				57,315	57,315	(1,558)
Other comprehensive income	32,045			32,045			32,045
Total comprehensive income	87,802			32,045		57,315	89,360	(1,558)
Ending balance (in shares) at Dec. 31, 2019 | shares			123,084,000
Ending balance at Dec. 31, 2019	1,133,954		$ 1,083,766	19,762	106,425	(75,999)	1,133,954	0
Acquisition of Alacer (in shares) | shares			95,700,000
Acquisition of Alacer	$ 2,649,355		$ 2,127,284	15,419			2,142,703	506,652
Exercise of stock options (in shares) | shares	820,929		825,000
Exercise of stock options	$ 6,728		$ 9,704	(2,976)			6,728
Settlement of RSUs and PSUs	(14,389)		75	(15,632)		1,168	(14,389)
Transfer of cash-settled RSUs and PSUs	(3,238)			(4,138)		900	(3,238)
Equity-settled share-based compensation	8,494			8,494			8,494
Issued on redemption of convertible debt	6		$ 6				6
Other (in shares) | shares			(2,000)
Other	(70)		$ (40)	1,046		(1,076)	(70)
Net income	140,468					133,494	133,494	6,974
Other comprehensive income	18,595			18,595			18,595
Total comprehensive income	159,063			18,595		133,494	152,089	6,974
Ending balance (in shares) at Dec. 31, 2020 | shares			219,607,000
Ending balance at Dec. 31, 2020	$ 3,939,903		$ 3,220,795	$ 40,570	$ 106,425	$ 58,487	$ 3,426,277	$ 513,626

[1]	See note 2(r)